                                  CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). The Registrant's 1933 Act No. is 333-33978 and the Registrant's 1940 Act No. is 811-09885.

2. There are no changes to the Prospectuses and Janus Adviser Money Market Fund Class A Shares, Class C Shares, and Class S Shares Statement of Additional Information that were filed in Post-Effective Amendment No. 51 ("PEA No. 51") on November 28, 2008, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Adviser Balanced Fund                    Janus Adviser International Forty Fund
- Class A Shares                               - Class A Shares
- Class C Shares                               - Class C Shares
- Class I Shares                               - Class I Shares
- Class R Shares                               - Class S Shares
- Class S Shares                               Janus Adviser International Growth Fund
Janus Adviser Contrarian Fund                  - Class A Shares
- Class A Shares                               - Class C Shares
- Class C Shares                               - Class I Shares
- Class I Shares                               - Class R Shares
- Class R Shares                               - Class S Shares
- Class S Shares                               Janus Adviser Large Cap Growth Fund
Janus Adviser Flexible Bond Fund               - Class A Shares
- Class A Shares                               - Class C Shares
- Class C Shares                               - Class I Shares
- Class I Shares                               - Class R Shares
- Class R Shares                               - Class S Shares
- Class S Shares                               Janus Adviser Long/Short Fund
Janus Adviser Floating Rate High Income Fund   - Class A Shares
- Class A Shares                               - Class C Shares
- Class C Shares                               - Class I Shares
- Class I Shares                               - Class R Shares
- Class S Shares                               - Class S Shares
Janus Adviser Forty Fund                       Janus Adviser Mid Cap Growth Fund
- Class A Shares                               - Class A Shares
- Class C Shares                               - Class C Shares
- Class I Shares                               - Class I Shares
- Class R Shares                               - Class R Shares
- Class S Shares                               - Class S Shares
Janus Adviser Fundamental Equity Fund          Janus Adviser Mid Cap Value Fund
- Class A Shares                               - Class A Shares
- Class C Shares                               - Class C Shares
- Class I Shares                               - Class I Shares
- Class R Shares                               - Class R Shares
- Class S Shares                               - Class S Shares
Janus Adviser Global Real Estate Fund          Janus Adviser Modular Portfolio Construction Fund
- Class A Shares                               - Class A Shares
- Class C Shares                               - Class C Shares
- Class I Shares                               - Class I Shares
- Class S Shares                               - Class S Shares

Janus Adviser Global Research Fund                     Janus Adviser Money Market Fund
- Class A Shares                                       - Class A Shares
- Class C Shares                                       - Class C Shares
- Class I Shares                                       - Class S Shares
- Class S Shares                                       Janus Adviser Orion Fund
Janus Adviser Growth and Income Fund                   - Class A Shares
- Class A Shares                                       - Class C Shares
- Class C Shares                                       - Class I Shares
- Class I Shares                                       - Class R Shares
- Class R Shares                                       - Class S Shares
- Class S Shares                                       Janus Adviser Small Company Value Fund
Janus Adviser High-Yield Fund                          - Class A Shares
- Class A Shares                                       - Class C Shares
- Class C Shares                                       - Class I Shares
- Class I Shares                                       - Class R Shares
- Class R Shares                                       - Class S Shares
- Class S Shares                                       Janus Adviser Small-Mid Growth Fund
Janus Adviser INTECH Risk-Managed Core Fund            - Class A Shares
- Class A Shares                                       - Class C Shares
- Class C Shares                                       - Class I Shares
- Class I Shares                                       - Class R Shares
- Class R Shares                                       - Class S Shares
- Class S Shares                                       Janus Adviser Worldwide Fund
Janus Adviser INTECH Risk-Managed Growth Fund          - Class A Shares
- Class A Shares                                       - Class C Shares
- Class C Shares                                       - Class I Shares
- Class I Shares                                       - Class R Shares
- Class R Shares                                       - Class S Shares
- Class S Shares                                       Janus Institutional Cash Management Fund
Janus Adviser INTECH Risk-Managed International Fund   - Institutional Shares
- Class A Shares                                       - Premium Shares
- Class C Shares                                       Janus Institutional Government Money Market Fund
- Class I Shares                                       - Institutional Shares
- Class S Shares                                       - Premium Shares
Janus Adviser INTECH Risk-Managed Value Fund           - Primary Shares
- Class A Shares                                       - Select Shares
- Class C Shares                                       - Service Shares
- Class I Shares                                       Janus Institutional Money Market Fund
- Class R Shares                                       - Institutional Shares
- Class S Shares                                       - Premium Shares
Janus Adviser International Equity Fund                - Primary Shares
- Class A Shares                                       - Select Shares
- Class C Shares                                       - Service Shares
- Class I Shares
- Class R Shares
- Class S Shares

     (collectively, the "Funds")

3.   The text of PEA No. 51 has been filed electronically.

DATED: December 3, 2008

                                        JANUS ADVISER SERIES
                                        on behalf of the Funds


                                        By: /s/ Stephanie Grauerholz-Lofton
                                            ------------------------------------
                                            Stephanie Grauerholz-Lofton
                                            Vice President